Asset Retirement Obligation	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation.
Asset Retirement Obligation

7.  Asset Retirement Obligation

Asset retirement obligation primarily consists of estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from leased properties at the end of the lease contracts for its headquarters and directly-operated salons.

Reconciliation of the beginning and ending amount of asset retirement obligation for the years ended December 31, 2021 and 2020 is as follows:

	Thousands of Yen
	2021	2020
Beginning balance	¥191,192	¥127,411
Liabilities incurred	114,946	80,056
Liabilities settled	(9,316)	(16,870)
Accretion expense	2,172	595
Ending balance	¥298,994	¥191,192

As of December 31, 2021, the amounts of ¥2,593 thousand and ¥296,401 thousand asset retirement obligation are included in other current liabilities and asset retirement obligation, respectively, in the consolidated balance sheets.

As of December 31, 2020, the amounts of ¥191,192 thousand asset retirement obligation are included in asset retirement obligation, in the consolidated balance sheets.